INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of statutory rates to the loss before provision for income taxes

	2024	2023
	$	$
(Loss) before income taxes	(50,268,354)	(79,890,763)
Statutory tax rate	27.00%	27.00%
Income tax (recovery) at statutory rate	(13,572,000)	(21,571,000)
Flow-through renunciations	12,285,000	22,059,000
Other non-deductible differences	(3,033,000)	(5,952,000)
Change in unrecognized deductible temporary differences	4,320,000	5,464,000
Income tax expense (recovery)	—	—

Schedule of components of the deferred tax assets and liabilities

	2024	2023
	$	$
Investments	11,973,000	16,166,000
Exploration and evaluation assets	25,619,000	20,296,000
Non-capital tax losses carryforward	38,411,000	28,328,000
Net capital losses carryforward	18,630,000	11,528,000
Capital assets	2,950,000	2,276,000
Reclamation provision	2,426,000	1,285,000
Other	5,190,000	7,688,000
Total	105,199,000	87,567,000

Schedule of non-capital losses expire

Expiry Date	$
2040	791,000
2041	7,661,000
2042	9,964,000
2043	9,979,000
2044	10,016,000
38,411,000